Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets are composed as follows
(a)	Intangible assets are composed as follows:

	December 31, 2018
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	462,282	(211,929)	250,353
Software licenses	17,227	(4,073)	13,154
Customer relationships	1,981	(448)	1,533
Goodwill (ii)	40,574	—	40,574

	522,064	(216,450)	305,614

	December 31, 2017
	Cost	Accumulated amortization	Net
Expenditures related to software and technology (i)	241,490	(115,665)	125,825
Software licenses	9,510	(2,043)	7,467
Customer relationships	1,981	(91)	1,890
Goodwill (ii)	23,686	—	23,686

	276,667	(117,799)	158,868

(i)	PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over their useful lives, within a range from three to five years.
(ii)	Goodwill provided on the acquisition of the companies R2TECH, BIVA and TILIX.

The changes in cost and accumulated amortization were as follows
(b)	The changes in cost and accumulated amortization were as follows:

	Expenditures with software and technology	Software licenses	Customer relationships	Goodwill	Total
At December 31, 2017
Cost	241,490	9,510	1,981	23,686	276,667
Accumulated amortization	(115,665)	(2,043)	(91)	—	(117,799)

Net book value	125,825	7,467	1,890	23,686	158,868

At December 31, 2018
Cost
Additions	218,947	7,717	—	—	226,665
Acquisition of subsidiary	1,845	—	—	16,888	18,733
Amortization	(96,264)	(2,030)	(357)	—	(98,651)

Net book value	250,353	13,154	1,533	40,574	305,614

At December 31, 2018
Cost	462,282	17,227	1,981	40,574	522,065
Accumulated amortization	(211,929)	(4,073)	(448)	—	(216,450)

Net book value	250,353	13,154	1,533	40,574	305,614